Inventories	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventories
8.	Inventories

Inventories consist of the following:
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Raw materials and supplies	4,467	10,032	24,631	4,013
Work in progress	63,354	27,516	33,924	5,527
Finished goods	1,220,330	1,213,466	1,181,113	192,445
Livestock	135,304	102,960	20,214	3,294
Less: Allowance for inventory write down	(36,829)	(36,043)	(36,171)	(5,893)
	1,386,626	1,317,931	1,223,711	199,386